Inventories - Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Beginning balance	€ 13,961	€ 14,986
Additions	907	1,172
Reductions	(1,185)	(2,197)
Ending balance	€ 13,683	€ 13,961